Summary of Significant Accounting Policies (Details) - Schedule of operations by business segment - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Net revenue
Total revenues, net	$ 51,290,462		$ 55,574,576			$ 290
Cost of goods sold
Total cost of goods sold	3,438,949		3,809,013			58
Gross profit
Gross profit	47,851,513		51,765,563			232
Operating expenses
Total operating expenses	43,144,400	219,420	46,688,616	380,546	651,469	666,677
Income (loss) from operations
Loss from operations	4,707,113	(219,420)	5,076,947	(380,546)	(651,469)	(666,445)
Dandelion teas [Member]
Net revenue
Total revenues, net	51,444,665		54,908,343
Cost of goods sold
Total cost of goods sold	3,456,644		3,730,491
Gross profit
Gross profit	47,988,021		51,177,852
Operating expenses
Total operating expenses	43,288,325	202,106	46,259,134	343,376	576,417	578,990
Income (loss) from operations
Loss from operations	4,699,696	(202,106)	4,918,718	(343,376)	(576,417)	(578,990)
Water purifier [Member]
Net revenue
Total revenues, net	(154,203)		666,233			290
Cost of goods sold
Total cost of goods sold	(17,695)		78,522			58
Gross profit
Gross profit	(136,508)		587,711			232
Operating expenses
Total operating expenses	(143,925)	17,314	429,482	37,170	75,052	87,687
Income (loss) from operations
Loss from operations	$ 7,417	$ (17,314)	$ 158,229	$ (37,170)	$ (75,052)	$ (87,455)